OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Components - (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Before Tax Amount
Foreign currency translation gains on net investment in foreign operations	CAD 798	CAD 462	CAD 269
Change in fair value of net investment hedges	(505)	(373)	(323)
Change in fair value of cash flow hedges	(92)	(118)	121
Reclassification to net income of gains and losses on cash flow hedges	144	(95)	60
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	74	(146)	96
Reclassification to net income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	41	25	34
Other comprehensive income on equity investments	62	(272)	313
Other comprehensive income (loss)	522	(517)	570
Income Tax Recovery/(Expense)
Foreign currency translation gains on net investment in foreign operations	15	55	114
Change in fair value of net investment hedges	133	97	84
Change in fair value of cash flow hedges	35	49	(50)
Reclassification to net income of gains and losses on cash flow hedges	(56)	40	(19)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(23)	44	(29)
Reclassification to net income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	(9)	(7)	(11)
Other comprehensive income on equity investments	(15)	68	(79)
Other comprehensive income (loss)	80	346	10
Net of Tax Amount
Foreign currency translation gains on net investment in foreign operations	813	517	383
Change in fair value of net investment hedges	(372)	(276)	(239)
Change in fair value of cash flow hedges	(57)	(69)	71
Reclassification to net income of gains and losses on cash flow hedges	88	(55)	41
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	51	(102)	67
Reclassification to net income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	32	18	23
Other comprehensive income on equity investments	47	(204)	234
Other comprehensive income/(loss) (Note 21)	CAD 602	CAD (171)	CAD 580